ALGER CHINA-U.S.

GROWTH FUND

Class	Ticker Symbol
A	CHUSX
C	CHUCX

PROSPECTUS

March 1, 2010

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

ALGER CHINA – U.S. GROWTH FUND

141	Summary Section

147	Introduction

147	Performance

149	Hypothetical Investment and Expense Information

149	Additional Information About the Fund's Investments

151	Management and Organization

153	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Purchasing and Redeeming Fund Shares	A-2

	Dividends and Distributions	A-3

	Classes of Fund Shares	A-3

	Sales Charges	A-4

	Waivers of Sales Charges	A-6

	Reduced Sales Charges	A-8

A-9	Investment Instructions

	To Open an Account	A-9

	To Make Additional Investments in an Existing Account	A-10

	To Exchange Shares of the Funds	A-10

	To Redeem Shares of the Funds	A-11

A-13	Limitations on Excessive Trading

A-14	Disclosure of Portfolio Holdings

A-15	Other Information

A-16	Legal Proceedings

A-18	For Fund Information

Alger China-U.S. Growth Fund

SUMMARY SECTION

INVESTMENT OBJECTIVE

Alger China-U.S. Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 16 of the Fund's Statement of Additional Information.

	Alger China-U.S. Growth Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed that were acquired by exchange) within thirty days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.86%	.83%
Total Annual Fund Operating Expenses	2.31%	3.03%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$747	$1,209	$1,695	$3,032
C	$406	$936	$1,591	$3,346

You would pay the following expenses if you did not redeem your shares:

A	$747	$1,209	$1,695	$3,032
C	$306	$936	$1,591	$3,346

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 149.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong and Taiwan) or the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country. The Fund may invest in securities of any market capitalization.

For purposes of this investment strategy, an issuer is economically tied to a country if:

•  The issuer is organized under the laws of, and its principal office is in, the country; or

•  The issuer's primary securities trading market is in the country; or

•  The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

•  Fifty percent or more of the issuer's assets are located in the country; or

•  Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other Asian countries. Each of the Fund's investment advisers, Fred Alger Management, Inc., and Martin Currie, Inc., the Fund's sub-investment adviser, directs its attention primarily to identifying and investing in the equity securities of companies that Fred Alger Management, Inc. and/or Martin Currie, Inc. believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in options.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money to leverage will increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.

It may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Investing in foreign securities involves risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Securities markets in China, including Hong Kong, are smaller, and less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. Chinese securities may also be affected by political, economic, and fiscal factors such as currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.

Investments in geographic-specific funds may be subject to concentration risk because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

If the Fund invests in options to create or hedge exposure to a security or market, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or the hedge may be ineffective.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Class C Shares did not exist prior to 3/3/08. Performance figures for Class C Shares prior to 3/3/08 are those of the Fund's Class A Shares with an inception date of 11/3/03. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class C Shares do not impose a front-end sales charge but do impose a contingent deferred sales charge of 1% on shares redeemed. The performance figures prior to 3/3/08 have also been adjusted to reflect the higher operating expenses of Class C Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	SINCE INCEPTION (11/3/03)
Class A (Inception 11/3/03)
Return Before Taxes	50.38%	10.25%	11.72%
Return After Taxes on Distributions	50.38%	8.00%	9.88%
Return After Taxes on Distributions and Sale of Fund Shares	32.75%	7.66%	9.27%
Class C (Inception 3/3/08)	56.81%	10.84%	12.07%
MSCI Zhong Hua Index (reflects no deductions for fees, expenses or taxes)	57.95%	13.31%	13.69%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.45%	0.41%	2.75%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer, Portfolio Manager Since Inception (11/3/03)

Sub-Adviser: Martin Currie, Inc.	James Chong Product Manager Since September 2006

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION

The Fund invests primarily in "growth stocks." Fred Alger Management, Inc. (the "Manager") believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital and creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, either offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory changes; or merger and acquisition.

The Fund's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Fund may engage in active trading of portfolio securities. If the Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

The Fund may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

PERFORMANCE

The bar chart and the table in the Summary Section give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods, both before and after taxes, compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The bar chart depicts the annual returns for the Fund's Class A shares, which are generally subject to a front-end sales charge at a maximum rate of 5.25%. The Fund's single share class, offered prior to January 24, 2005 without a front-end or back-end sales charge, was redesignated as Class A Shares on that date. If the bar chart reflected applicable sales charges, returns would be less than those shown.

In the table, average annual total returns for the Fund assume redemption at the end of each period shown and reflect all applicable sales charges. After-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other return figures for the same period; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. For example, the after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.

•  MSCI Zhong Hua Index: An unmanaged free float adjusted market capitalization index that is designed to measure developed market equity performance of China and Hong Kong.

•  S&P 500 Index: An unmanaged index of large company common stocks considered to be representative of the U.S. stock market in general.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger China-U.S. Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-2.56%	0.06%	2.75%	5.52%	8.36%	11.27%	14.26%	17.34%	20.49%	23.73%
End Investment Balance	$9,730	$9,992	$10,260	$10,536	$10,820	$11,111	$11,410	$11,717	$12,032	$12,356
Annual Expenses	$747	$228	$234	$240	$247	$253	$260	$267	$274	$282
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	1.97%	3.98%	6.03%	8.12%	10.25%	12.42%	14.63%	16.89%	19.19%	21.54%
End Investment Balance	$10,197	$10,398	$10,603	$10,812	$11,025	$11,242	$11,463	$11,689	$11,919	$12,154
Annual Expenses	$306	$312	$318	$324	$331	$337	$344	$351	$358	$365

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund will invest primarily in the equity securities of companies economically tied to the United States or China; the economies of these countries are among the dominant ones in the world, and the Manager believes that their interrelationship will continually increase. The economy of the United States is comparatively mature, while the Manager views China's economy as still in the developmental stages of an intermittently accelerating expansion. Accordingly, the Manager believes that, at the present time, many exciting opportunities for rapid, sustained growth can be found among U.S. companies whose ties or strategic commitments to the Chinese economy, while currently not qualifying them as also "economically tied" to China under the criteria listed earlier under "Investment Objective and Principal Strategy," can be expected to grow in time and produce increasingly substantial benefits to investors – U.S. companies, for example, that are expected to experience significant earnings or revenue growth from, or have made strategic commitments to, selling goods or services to or in China, establishing subsidiaries or facilities in China, relocating production facilities to China, or obtaining goods, materials or services from China. Thus, the Fund intends that its predominant investment focus will normally be on Chinese and U.S. companies that the Manager expects to benefit from China's economic development and growth, and that the stocks of U.S. companies with little or no connection to China will comprise a smaller portion, if any, of its portfolio. There can, of course, be no assurance that this investment orientation will succeed, or that in the long run a different weighting of the Fund's U.S. investments may not recommend itself. In any event, the proportion of U.S. companies in the portfolio that are not "China-related" may increase from time to time during temporarily challenging periods for the Chinese economy.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Illiquid and Restricted Securities

The Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

The Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2009) $8.8 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager has managed the Fund since its inception. Pursuant to an investment advisory agreement with the Fund, the Manager is responsible for providing a continuous investment program for the Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. These advisory responsibilities are subject to the supervision of the Board of Trustees. Effective September 18, 2006, the Manager has engaged Martin Currie, Inc. to serve as the Fund's sub-investment adviser under a sub-advisory agreement between the Manager and the Sub-Adviser. Martin Currie, a New York corporation, is a registered investment adviser with its principal offices located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland. As of December 31, 2009, Martin Currie and its global affiliates managed approximately $19 billion in international equities for financial institutions, charities, foundations, pension funds and investment trusts. Martin Currie provides investment management services to the Fund for the portion of the Fund's portfolio that the Manager has allocated to Martin Currie, subject to the reasonable direction, supervision and control of the Manager and the Board of Trustees.

The Fund pays the Manager a fee at the annual rate of 1.20% of daily net assets. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund. A discussion of the Trustees' basis for approving the Fund's advisory contracts is available in the Fund's annual report to shareholders for the year ended October 31, 2009.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger China-U.S. Growth Fund	Dan C. Chung, CFA James Chong	Inception (11/3/03) September 2006

•  Dan C. Chung, CFA, has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer, and portfolio manager.

•  James Chong has been a product manager with the China Team of the Sub-Adviser since 2006. Immediately before joining the Sub-Adviser, Mr. Chong was vice president of equities at Lombard Odier Darier Hentsch. Prior to joining Lombard, Mr. Chong worked as an investment analyst for Nikko Securities and South Capital Group, where he became head of research.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies, authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Information for the fiscal year ended October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 have been audited by other auditors.

ALGER CHINA-U.S. GROWTH FUND

Financial Highlights For a share outstanding throughout the period

	CLASS A
	For the year ended 10/31/09	For the year ended 10/31/08	For the year ended 10/31/07	For the year ended 10/31/06	For the year ended 10/31/05
Net asset value, beginning of period	$10.18	$25.09	$15.57	$12.99	$11.05
Net investment loss (i)	(0.05)	(0.08)	(0.13)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	3.42	(12.79)	11.67	4.03	2.01
Total from investment operations	3.37	(12.87)	11.54	3.99	1.94
Distributions from net realized gains	—	(2.04)	(2.02)	(1.41)	—
Net asset value, end of period	$13.55	$10.18	$25.09	$15.57	$12.99
Total return (ii)	33.1%	(55.2)%	83.0%	33.5%	17.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$67,989	$64,865	$201,623	$73,147	$36,630
Ratio of gross expenses to average net assets	2.31%	2.15%	2.17%	2.36%	2.77%
Ratio of expense reimbursements to average net assets	0.00%	(0.25)%	(0.25)%	(0.16)%	(0.51)%
Ratio of net expenses to average net assets	2.31%	1.90%	1.92%	2.20%	2.26%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.43)%	(0.71)%	(0.30)%	(0.56)%
Portfolio turnover rate	149.17%	190.60%	107.57%	192.21%	288.53%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

ALGER CHINA-U.S. GROWTH FUND

Financial Highlights For a share outstanding throughout the period

	CLASS C
	For the year ended 10/31/09	3/3/08 to 10/31/08 (i)
Net asset value, beginning of period	$10.16	$18.20
Net investment loss (ii)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	3.41	(7.99)
Total from investment operations	3.27	8.04
Net asset value, end of period	$13.43	$10.16
Total return (iii)	32.2%	(44.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,595	$339
Ratio of gross expenses to average net assets	3.03%	3.02%
Ratio of expense reimbursements to average net assets	0.00%	(0.21)%
Ratio of net expenses to average net assets	3.03%	2.81%
Ratio of net investment income (loss) to average net assets	(1.19)%	(0.52)%
Portfolio turnover rate	149.17%	190.60%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

ALGER CHINA-U.S.

GROWTH FUND

Class	Ticker Symbol
A	CHUSX
C	CHUCX

PROSPECTUS

March 1, 2010

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

ALGER CHINA – U.S. GROWTH FUND

141	Summary Section

147	Introduction

147	Performance

149	Hypothetical Investment and Expense Information

149	Additional Information About the Fund's Investments

151	Management and Organization

153	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Purchasing and Redeeming Fund Shares	A-2

	Dividends and Distributions	A-3

	Classes of Fund Shares	A-3

	Sales Charges	A-4

	Waivers of Sales Charges	A-6

	Reduced Sales Charges	A-8

A-9	Investment Instructions

	To Open an Account	A-9

	To Make Additional Investments in an Existing Account	A-10

	To Exchange Shares of the Funds	A-10

	To Redeem Shares of the Funds	A-11

A-13	Limitations on Excessive Trading

A-14	Disclosure of Portfolio Holdings

A-15	Other Information

A-16	Legal Proceedings

A-18	For Fund Information

Alger China-U.S. Growth Fund

SUMMARY SECTION

INVESTMENT OBJECTIVE

Alger China-U.S. Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 16 of the Fund's Statement of Additional Information.

	Alger China-U.S. Growth Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed that were acquired by exchange) within thirty days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.86%	.83%
Total Annual Fund Operating Expenses	2.31%	3.03%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$747	$1,209	$1,695	$3,032
C	$406	$936	$1,591	$3,346

You would pay the following expenses if you did not redeem your shares:

A	$747	$1,209	$1,695	$3,032
C	$306	$936	$1,591	$3,346

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 149.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong and Taiwan) or the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country. The Fund may invest in securities of any market capitalization.

For purposes of this investment strategy, an issuer is economically tied to a country if:

•  The issuer is organized under the laws of, and its principal office is in, the country; or

•  The issuer's primary securities trading market is in the country; or

•  The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

•  Fifty percent or more of the issuer's assets are located in the country; or

•  Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other Asian countries. Each of the Fund's investment advisers, Fred Alger Management, Inc., and Martin Currie, Inc., the Fund's sub-investment adviser, directs its attention primarily to identifying and investing in the equity securities of companies that Fred Alger Management, Inc. and/or Martin Currie, Inc. believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in options.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money to leverage will increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.

It may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Investing in foreign securities involves risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Securities markets in China, including Hong Kong, are smaller, and less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. Chinese securities may also be affected by political, economic, and fiscal factors such as currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.

Investments in geographic-specific funds may be subject to concentration risk because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

If the Fund invests in options to create or hedge exposure to a security or market, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or the hedge may be ineffective.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Class C Shares did not exist prior to 3/3/08. Performance figures for Class C Shares prior to 3/3/08 are those of the Fund's Class A Shares with an inception date of 11/3/03. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class C Shares do not impose a front-end sales charge but do impose a contingent deferred sales charge of 1% on shares redeemed. The performance figures prior to 3/3/08 have also been adjusted to reflect the higher operating expenses of Class C Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	SINCE INCEPTION (11/3/03)
Class A (Inception 11/3/03)
Return Before Taxes	50.38%	10.25%	11.72%
Return After Taxes on Distributions	50.38%	8.00%	9.88%
Return After Taxes on Distributions and Sale of Fund Shares	32.75%	7.66%	9.27%
Class C (Inception 3/3/08)	56.81%	10.84%	12.07%
MSCI Zhong Hua Index (reflects no deductions for fees, expenses or taxes)	57.95%	13.31%	13.69%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.45%	0.41%	2.75%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer, Portfolio Manager Since Inception (11/3/03)

Sub-Adviser: Martin Currie, Inc.	James Chong Product Manager Since September 2006

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION

The Fund invests primarily in "growth stocks." Fred Alger Management, Inc. (the "Manager") believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital and creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, either offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory changes; or merger and acquisition.

The Fund's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Fund may engage in active trading of portfolio securities. If the Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

The Fund may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

PERFORMANCE

The bar chart and the table in the Summary Section give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods, both before and after taxes, compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The bar chart depicts the annual returns for the Fund's Class A shares, which are generally subject to a front-end sales charge at a maximum rate of 5.25%. The Fund's single share class, offered prior to January 24, 2005 without a front-end or back-end sales charge, was redesignated as Class A Shares on that date. If the bar chart reflected applicable sales charges, returns would be less than those shown.

In the table, average annual total returns for the Fund assume redemption at the end of each period shown and reflect all applicable sales charges. After-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other return figures for the same period; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. For example, the after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.

•  MSCI Zhong Hua Index: An unmanaged free float adjusted market capitalization index that is designed to measure developed market equity performance of China and Hong Kong.

•  S&P 500 Index: An unmanaged index of large company common stocks considered to be representative of the U.S. stock market in general.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger China-U.S. Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-2.56%	0.06%	2.75%	5.52%	8.36%	11.27%	14.26%	17.34%	20.49%	23.73%
End Investment Balance	$9,730	$9,992	$10,260	$10,536	$10,820	$11,111	$11,410	$11,717	$12,032	$12,356
Annual Expenses	$747	$228	$234	$240	$247	$253	$260	$267	$274	$282
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	1.97%	3.98%	6.03%	8.12%	10.25%	12.42%	14.63%	16.89%	19.19%	21.54%
End Investment Balance	$10,197	$10,398	$10,603	$10,812	$11,025	$11,242	$11,463	$11,689	$11,919	$12,154
Annual Expenses	$306	$312	$318	$324	$331	$337	$344	$351	$358	$365

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund will invest primarily in the equity securities of companies economically tied to the United States or China; the economies of these countries are among the dominant ones in the world, and the Manager believes that their interrelationship will continually increase. The economy of the United States is comparatively mature, while the Manager views China's economy as still in the developmental stages of an intermittently accelerating expansion. Accordingly, the Manager believes that, at the present time, many exciting opportunities for rapid, sustained growth can be found among U.S. companies whose ties or strategic commitments to the Chinese economy, while currently not qualifying them as also "economically tied" to China under the criteria listed earlier under "Investment Objective and Principal Strategy," can be expected to grow in time and produce increasingly substantial benefits to investors – U.S. companies, for example, that are expected to experience significant earnings or revenue growth from, or have made strategic commitments to, selling goods or services to or in China, establishing subsidiaries or facilities in China, relocating production facilities to China, or obtaining goods, materials or services from China. Thus, the Fund intends that its predominant investment focus will normally be on Chinese and U.S. companies that the Manager expects to benefit from China's economic development and growth, and that the stocks of U.S. companies with little or no connection to China will comprise a smaller portion, if any, of its portfolio. There can, of course, be no assurance that this investment orientation will succeed, or that in the long run a different weighting of the Fund's U.S. investments may not recommend itself. In any event, the proportion of U.S. companies in the portfolio that are not "China-related" may increase from time to time during temporarily challenging periods for the Chinese economy.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Illiquid and Restricted Securities

The Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

The Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2009) $8.8 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager has managed the Fund since its inception. Pursuant to an investment advisory agreement with the Fund, the Manager is responsible for providing a continuous investment program for the Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. These advisory responsibilities are subject to the supervision of the Board of Trustees. Effective September 18, 2006, the Manager has engaged Martin Currie, Inc. to serve as the Fund's sub-investment adviser under a sub-advisory agreement between the Manager and the Sub-Adviser. Martin Currie, a New York corporation, is a registered investment adviser with its principal offices located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland. As of December 31, 2009, Martin Currie and its global affiliates managed approximately $19 billion in international equities for financial institutions, charities, foundations, pension funds and investment trusts. Martin Currie provides investment management services to the Fund for the portion of the Fund's portfolio that the Manager has allocated to Martin Currie, subject to the reasonable direction, supervision and control of the Manager and the Board of Trustees.

The Fund pays the Manager a fee at the annual rate of 1.20% of daily net assets. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund. A discussion of the Trustees' basis for approving the Fund's advisory contracts is available in the Fund's annual report to shareholders for the year ended October 31, 2009.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger China-U.S. Growth Fund	Dan C. Chung, CFA James Chong	Inception (11/3/03) September 2006

•  Dan C. Chung, CFA, has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer, and portfolio manager.

•  James Chong has been a product manager with the China Team of the Sub-Adviser since 2006. Immediately before joining the Sub-Adviser, Mr. Chong was vice president of equities at Lombard Odier Darier Hentsch. Prior to joining Lombard, Mr. Chong worked as an investment analyst for Nikko Securities and South Capital Group, where he became head of research.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies, authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Information for the fiscal year ended October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 have been audited by other auditors.

ALGER CHINA-U.S. GROWTH FUND

Financial Highlights For a share outstanding throughout the period

	CLASS A
	For the year ended 10/31/09	For the year ended 10/31/08	For the year ended 10/31/07	For the year ended 10/31/06	For the year ended 10/31/05
Net asset value, beginning of period	$10.18	$25.09	$15.57	$12.99	$11.05
Net investment loss (i)	(0.05)	(0.08)	(0.13)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	3.42	(12.79)	11.67	4.03	2.01
Total from investment operations	3.37	(12.87)	11.54	3.99	1.94
Distributions from net realized gains	—	(2.04)	(2.02)	(1.41)	—
Net asset value, end of period	$13.55	$10.18	$25.09	$15.57	$12.99
Total return (ii)	33.1%	(55.2)%	83.0%	33.5%	17.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$67,989	$64,865	$201,623	$73,147	$36,630
Ratio of gross expenses to average net assets	2.31%	2.15%	2.17%	2.36%	2.77%
Ratio of expense reimbursements to average net assets	0.00%	(0.25)%	(0.25)%	(0.16)%	(0.51)%
Ratio of net expenses to average net assets	2.31%	1.90%	1.92%	2.20%	2.26%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.43)%	(0.71)%	(0.30)%	(0.56)%
Portfolio turnover rate	149.17%	190.60%	107.57%	192.21%	288.53%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

ALGER CHINA-U.S. GROWTH FUND

Financial Highlights For a share outstanding throughout the period

	CLASS C
	For the year ended 10/31/09	3/3/08 to 10/31/08 (i)
Net asset value, beginning of period	$10.16	$18.20
Net investment loss (ii)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	3.41	(7.99)
Total from investment operations	3.27	8.04
Net asset value, end of period	$13.43	$10.16
Total return (iii)	32.2%	(44.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,595	$339
Ratio of gross expenses to average net assets	3.03%	3.02%
Ratio of expense reimbursements to average net assets	0.00%	(0.21)%
Ratio of net expenses to average net assets	3.03%	2.81%
Ratio of net investment income (loss) to average net assets	(1.19)%	(0.52)%
Portfolio turnover rate	149.17%	190.60%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Alger Money Market Fund ("Money Market Fund") is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Opportunities Fund ("International Fund") and Alger China-U.S. Growth Fund ("China Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Fund.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Alger Balanced Fund ("Balanced Fund"), which are expected to consist of net investment income and capital gains, will be declared and paid annually. Alger Convertible Fund ("Convertible Fund") earns income from its investments and pays this income to shareholders in the form of dividends and distributions. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Balanced Fund offers three classes of shares (Class A, B and C Shares). Alger SMid Cap Growth Fund is comprised of four classes of shares (Class A, B, C and I Shares). Each of Alger Growth Opportunities Fund, Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and International Fund offers three classes of shares (Class A, C and I Shares). China Fund offers two classes of shares (Class A and C Shares). Each of Convertible Fund and Alger Dynamic Opportunities Fund offers one class of shares

(Class A Shares) Class A, B and C Shares are offered in these prospectuses. Class I Shares are offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund do not have a class designation, and are not subject to sales charges, distribution fees, or service (12b-1) fees. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Class B Shares

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of China Fund as of January 21, 2005 purchasing Class A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of China Fund may purchase Class A Shares of China Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Funds' website, www.alger.com. Shares of Money Market Fund are offered without a sales charge.

When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the applicable Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

INVESTMENT INSTRUCTIONS

To Open an Account:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Funds' transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Funds' transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

BY FED WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares of the Funds:

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for the same class of shares of another Fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from Class A Shares to Class I Shares. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Family of Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, or Class C. Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation – either Class A, Class B or Class C – to those shares solely for operational reasons for purposes of tracking exchanges.

The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Funds' toll-free at (800) 992-3863 or consult the applicable Statement of Additional Information (see back cover of this prospectus).

To Redeem Shares of the Funds:

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name (and class, if applicable)

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a signature guarantee is required if

   •  your redemption is for more than $25,000; or

   •  you want the check sent to a different address than the one we have on file; or

   •  you want the check to be made payable to someone other than the registered owners we have on file; or

   •  you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TeleRedemption (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Family of Funds Representative call (800) 992-3863

Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds except for International Fund and China Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. International Fund and China Fund may invest a significant amount of their assets in securities traded on foreign exchanges for which current New York market-closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Additionally, early redemption (including by exchange) of the Funds' shares (other than Money Market Fund) is subject to a redemption fee. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures, including imposition of the redemption fee described herein, to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Trustees periodically review a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's 12b-1 fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

LEGAL PROCEEDINGS

In October 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. entered into a settlement with the Office of the New York State Attorney General, and in January 2007, the Manager and the Distributor entered into a settlement with the

Securities and Exchange Commission (the "SEC") in connection with practices in the mutual fund industry identified as "market timing" and "late trading." As part of these settlements, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing,concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY INTERNET:  Text versions of Fund documents can be downloaded from the following sources:

  •  The Fund: http://www.alger.com

  •  SEC (EDGAR data base): www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743
Alger China-U.S. Growth Fund
SEC File #811-21308